   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 10, 2006

                      1933 ACT REGISTRATION NO. 333-52754
                      1940 ACT REGISTRATION NO. 811-07325

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-4

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
                        PRE-EFFECTIVE AMENDMENT NO. [ ]
                      POST-EFFECTIVE AMENDMENT NO. 10 [X]

                                      AND

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]
                             AMENDMENT NO. 77 [X]
                       (CHECK APPROPRIATE BOX OR BOXES)

                          PRUCO LIFE FLEXIBLE PREMIUM
                           VARIABLE ANNUITY ACCOUNT
                          (Exact Name of Registrant)

                         PRUCO LIFE INSURANCE COMPANY
                              (Name of Depositor)

                             213 WASHINGTON STREET
                         NEWARK, NEW JERSEY 07102-2992
                                (973) 802-7333
   (Address and telephone number of depositor's principal executive offices)

                               THOMAS C. CASTANO
                                   SECRETARY
                         PRUCO LIFE INSURANCE COMPANY
                             213 WASHINGTON STREET
                         NEWARK, NEW JERSEY 07102-2992
                                (973) 802-4708
                    (Name and address of agent for service)

                                  Copies to:

                            C. CHRISTOPHER SPRAGUE
                       VICE PRESIDENT, CORPORATE COUNSEL
                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
                             213 WASHINGTON STREET
                         NEWARK, NEW JERSEY 07102-2992
                                (973) 802-6997

It is proposed that this filing will become effective (check appropriate space):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on October 10, 2006 pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a) (1) of Rule 485

[ ] on ______ pursuant to paragraph (a) (1) of Rule 485

Title of Securities Being Registered: Interests in Individual Variable Annuity
                                   Contracts

                                     Note:

Registrant is filing this Post-Effective Amendment No. 10 to the Registration Statement for the purpose of including in the Registration Statement a Prospectus supplement, which reflects certain changes to the underlying funds as well as certain other changes. The Prospectus and Statement of Additional Information that were filed as part of Post-Effective Amendment No. 8 with the SEC on April 19, 2006 as supplemented May 1, 2006, June 9, 2006, August 4, 2006 and August 8, 2006 are hereby incorporated by reference. Other than as set forth herein, this post-effective amendment to the registration statement does not amend or delete any other part of the registration statement.

                         Pruco Life Insurance Company

                        Strategic Partners Annuity One

                            Strategic Partners Plus

                          Strategic Partners Advisor

                         Strategic Partners FlexElite

                           Strategic Partners Select

                      Supplement, dated November 20, 2006
                                      To
                        Prospectuses, dated May 1, 2006

   This supplement reflects certain changes to the underlying mutual funds as well as disclosure reflecting the maximum charge for the Guaranteed Minimum Income Benefit ("GMIB") available under Strategic Partners Annuity One, Strategic Partners Plus, and Strategic Partners FlexElite.

In the Summary of Contract Expenses section of the prospectus for each of Strategic Partners Annuity One and Strategic Partners Plus, we revise the line item pertaining to GMIB to read as follows:

Maximum Annual Guaranteed Minimum Income Benefit Charge and Charge Upon
Certain Withdrawals - as a percentage of average GMIB Protected Value     1.00%

Annual Guaranteed Minimum Income Benefit Charge and Charge Upon Certain Withdrawals - as a percentage of average GMIB Protected Value (current
charge)                                                                   0.25%

In the Summary of Contract Expenses section of the prospectus for Strategic Partners FlexElite, we revise the line item pertaining to GMIB to read as follows:

Maximum Annual Guaranteed Minimum Income Benefit Charge and Charge Upon
Certain Withdrawals - as a percentage of average GMIB Protected Value     1.00%

Annual Guaranteed Minimum Income Benefit Charge and Charge Upon Certain Withdrawals - as a percentage of average GMIB Protected Value (current
charge)                                                                   0.45%

In Section 2 of each prospectus, we make the following change to the chart setting forth a brief description of each variable investment option, to reflect a subadviser name change:

  . SP Small Cap Value Portfolio, AST Small Cap Value Portfolio, and Prudential Series Fund Equity Portfolio. Salomon Brothers Asset Management will change its name to ClearBridge Advisers LLC, effective in December 2006.

In section 2 of each prospectus, we revise the investment objectives/policies section, and portfolio adviser/sub-adviser section for two Portfolios to read as follows. These new descriptions reflect the addition of sub-advisers as well as revisions to non-fundamental investment policies:

     .   SP LSV International Value Portfolio:

                                                                PORTFOLIO
   STYLE/                                                       ADVISER/
    TYPE            INVESTMENT OBJECTIVES/POLICIES             SUB-ADVISER
   ------     -------------------------------------------  --------------------
International SP International Value Portfolio (formerly   LSV Asset
   Equity     SP LSV International Value Portfolio):       Management,
              seeks capital growth. The Portfolio          Thornburg Investment
              normally invests at least 80% of the         Management, Inc.
              Portfolio's investable assets (net assets plus borrowings made for investment purposes) in the equity securities of companies in developed countries outside the United States that are represented in the MSCI EAFE Index.

  .   SP William Blair International Growth Portfolio

                                                                   PORTFOLIO
   STYLE/                                                          ADVISER/
    TYPE               INVESTMENT OBJECTIVES/POLICIES             SUB-ADVISER
   ------     ------------------------------------------------  ---------------
International SP International Growth Portfolio (formerly, SP   Marsico Capital
   Equity     William Blair International Growth Portfolio):    Management LLC,
              seeks long-term capital appreciation. The         William Blair &
              Portfolio invests primarily in equity-related     Company, LLC
              securities of foreign issuers. The Portfolio invests primarily in the common stock of large and medium-sized foreign companies, although it may also invest in companies of all sizes. Under normal circumstances, the Portfolio invests at least 65% of its total assets in common stock of foreign companies operating or based in at least five different countries, which may include countries with emerging markets. The Portfolio looks primarily for stocks of companies whose earnings are growing at a faster rate than other companies or which offer attractive growth potential.

   This prospectus supplement is intended to amend the prospectus for the annuity you own, and is not intended to be a prospectus or offer for any annuity listed here that you do not own.

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)  FINANCIAL STATEMENTS

(1) Financial Statements of Pruco Life Flexible Premium Variable Annuity Account (Registrant) consisting of the Statements of Net Assets as of December 31, 2005; the Statements of Operations for the period ended December 31, 2005; the Statements of Changes in Net Assets for the periods ended December 31, 2005 and December 31, 2004; and the Notes relating thereto appear in the Statement of Additional Information (Part B of the Registration Statement). (Note 13)

(2) Consolidated Statements of Pruco Life Insurance Company (Depositor) and its subsidiary consisting of the Consolidated Statements of Financial Position as of December 31, 2005 and 2004; and the related Consolidated Statements of Operations, Changes in Stockholder's Equity and Cash
     Flows for the years ended December 31, 2005, 2004 and 2003; and the Notes to the Consolidated Financial Statements will appear in the Statement of Additional Information (Part B of the Registration Statement). (Note 13)

(b)  EXHIBITS

(1) Resolution of the Board of Directors of Pruco Life Insurance Company establishing the Pruco Life Flexible Premium Variable Annuity Account. (Note 2)

(2)  Agreements for custody of securities and similar investments--Not
     Applicable.

(3)  (a)    Form of Distribution Agreement between Prudential Investment
            Management Services, Inc. "PIMS" (Underwriter) and Pruco Life
            Insurance Company (Depositor) (Note 3)

     (b)    Form of Selected Broker Agreement used by PIMS (Note 3)

(4)  (a)    The Strategic Partners Select Variable Annuity Contract-VFM-96.
            (Note 4)

(5)  (a)    Application form for the Contract. (Note 4)

     (b)    Application form for the Contract - ORD 99681 Ed. 1/2004 (Note 10)

     (c)    Application form for the Contract - ORD 99681 Ed. 3/2006 (Note 13)

(6)  (a)    Articles of Incorporation of Pruco Life Insurance Company, as
            amended through October 19, 1993. (Note 5)

     (b) By-laws of Pruco Life Insurance Company, as amended through May 6, 1997. (Note 6)

(7) Contract of reinsurance in connection with variable annuity contract--Not Applicable.

(8) Other material contracts performed in whole or in part after the date the registration statement is filed:

     (a)    Form of Fund Participation Agreement. (Note 7)

     (b)    Form of Fund Participation Agreement (AST) (Note 12)

     (c)    Gartmore Amended and Restate Fund Participation Agreement (Note
            12)

(9)  Opinion of Counsel as to legality of the securities being registered. (Note
     13)

(10) Written Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm. (Note 1)

(11) All financial statements omitted from Item 23, Financial Statements--Not Applicable.

(12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter, or initial Contract owners--Not Applicable.

(14) Powers of Attorney.

  (a) James J. Avery Jr. (Note 9)

  (b) David R. Odenath, Ronald P. Joelson. (Note 4)

  (d) Richard J. Carbone, Helen M. Galt (Note 8)

  (e) John Chieffo, Bernard J. Jacob (Note 11)

  (f) Scott D. Kaplan, Tucker I. Marr (Note 1)

--------
(Note 1)    Filed herewith.

(Note 2) Incorporated by reference to Form N-4 Registration No. 33-61125, filed July 19, 1995 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 3) Incorporated by reference to Post-Effective Amendment No. 6 to Form N-4, Registration No. 333-06701, filed April 15, 1999 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 4) Incorporated by reference to the initial registration on Form N-4, Registration No. 333-52754, filed December 26, 2000, on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 5) Incorporated by reference to the initial registration on Form S-6, Registration No. 33-07451, filed July 2, 1996, on behalf of the Pruco Life Variable Appreciable Account.

(Note 6) Incorporated by reference to Form 10-Q as filed August 15, 1997, on behalf of the Pruco Life Insurance Company.

(Note 7) Incorporated by reference to Form N-4, Registration No. 333-06701, filed June 24, 1996 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 8) Incorporated by reference to Post-Effective Amendment No. 5 to Form S-6, Registration No. 333-85115, filed June 28, 2001 on behalf of the Pruco Life Variable Universal Account.

(Note 9) Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6, Registration No. 333-07451, filed June 25, 1997 on behalf of the Pruco Life Variable Appreciable Account.

(Note 10)   Incorporated by reference to Post-Effective Amendment No. 39 to
            Form N-4 to Registration No. 333-37728, filed November 14,
            2003 on behalf of Pruco Life Flexible Premium Variable Annuity
            Account.

(Note 11)   Incorporated by reference to Post-Effective Amendment No. 14 to
            Form N-4, Registration No. 333-37728, filed November 15, 2004 on behalf of Pruco Life Flexible Premium Variable Annuity
            Account.

(Note 12)   Incorporated by reference to Post-Effective Amendment No. 54 to
            Form N-3, Registration No. 333-75702, filed April 6, 2005 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 13)   Incorporated by reference to Post-Effective Amendment No. 8 to
            Form N-4, Registration No. 333-52754, filed April 19, 2006 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and major officers of Pruco Life are listed below:

Name and Principal Business Address   Position and Offices with Depositor
-----------------------------------   ---------------------------------------
James J. Avery, Jr.                   Vice Chairman and Director
213 Washington Street
Newark, NJ 07102-2992

Scott D. Kaplan                       President and Director
213 Washington Street
Newark, NJ 07102-2992

Tucker I. Marr                        Chief Financial Officer
213 Washington Street
Newark, NJ 07102-2992

Helen M. Galt                         Director
213 Washington Street
Newark, NJ 07102-2992

Bernard J. Jacob                      Treasurer and Director
213 Washington Street
Newark, NJ 07102-2992

Ronald P. Joelson                     Director
100 Mulberry Street
Newark, NJ 07102-5096

Thomas C. Castano                     Chief Legal Officer and Secretary
213 Washington Street
Newark, NJ 07102-2992

Kent Sluyter                          Senior Vice President
213 Washington Street
Newark, NJ 07102-2992

James M. O'Connor                     Senior Vice President and Actuary
200 Wood Avenue South
Iselin, NJ 08830-2706

David R. Odenath, Jr.                 Director
751 Broad Street
Newark, NJ 07102-3777

Hwei-Chung S. Shao                    Senior Vice President and Chief Actuary
213 Washington Street
Newark, NJ 07102-2992

Kenneth S. Solon                      Senior Vice President
213 Washington Street
Newark, NJ 07102-2992

Andrew M. Shainberg                   Chief Compliance Officer
213 Washington Street
Newark, NJ 07102-2992

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Pruco Life Insurance Company ("Pruco Life"), a corporation organized under the laws of Arizona, is a direct, wholly-owned subsidiary of The Prudential Insurance Company of America, ("Prudential"), a stock life insurance company organized under the laws of New Jersey. Prudential is an indirect wholly owned subsidiary of Prudential Financial, Inc. (PFI), a New Jersey insurance holding company.

Pruco Life may be deemed to control its wholly owned subsidiary, Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"). Pruco Life may also be deemed to control the following separate accounts which are registered as unit investment trusts under the Investment Company Act of 1940: the Pruco Life Variable Appreciable Account, the Pruco Life Variable Insurance Account, the Pruco Life Single Premium Variable Life Account, the Pruco Life Variable Universal Account, the Pruco Life PRUvider Variable Appreciable Account, the Pruco Life Single Premium Variable Annuity Account, the Pruco Life Flexible Premium Variable Annuity Account (Registrant) (separate accounts of Pruco
Life), the Pruco Life of New Jersey Variable Appreciable Account, the Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Single Premium Variable Life Account, and the Pruco Life of New Jersey Single Premium Variable Annuity Account (separate accounts of Pruco Life of New Jersey).

The above-referenced separate accounts, along with Prudential and certain of Prudential's separate accounts, hold the majority of the shares of The Prudential Series Fund, a Delaware statutory trust. In addition, Prudential holds all the shares of Prudential's Gibraltar Fund in three of its separate accounts. The Prudential Series Fund and Prudential's Gibraltar Fund are registered as open-end diversified, management investment companies under the Investment Company Act of 1940. Additionally, the aforementioned separate accounts of Prudential are registered as unit investment trusts under the Investment Company Act of 1940.

In addition, Pruco Life may also be deemed to be under common control with other insurers that are direct or indirect subsidiaries of PFI and their separate accounts.

The subsidiaries of Prudential Financial, Inc. are listed under Exhibit 21.1 of the Annual Report on Form 10-K of Prudential Financial, Inc., Registration
No. 001-16707, filed February 28, 2006, the text of which is hereby incorporated.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of August 31, 2006, there were 8,279 owners of qualified and nonqualified contracts offered by the Registrant.

ITEM 28. INDEMNIFICATION

The Registrant, in conjunction with certain of its affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.

Arizona, the state of organization of Pruco Life Insurance Company ("Pruco"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of Arizona law permitting indemnification can be found in Section 10-850 et. seq. of the Arizona Statutes Annotated. The text of Pruco's By-law, Article VIII, which relates to indemnification of officers and directors, is incorporated by reference to Exhibit 3(ii) to its form 10-Q filed August 15, 1997.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) Prudential Investment Management Services LLC (PIMS)

   PIMS is distributor for Cash Accumulation Trust, Dryden Ultra Short Bond Fund, Nicholas-Applegate Fund, Inc., (Nicholas-Applegate Growth Equity Fund), Dryden California Municipal Fund, Jennison Blend Fund, Inc., Dryden Global Total Return Fund, Inc., Dryden Government Income Fund, Inc., Dryden Government Securities Trust, Dryden High Yield Fund, Inc., Dryden High Yield Total Return Fund, Inc., Dryden Index Series Fund, Prudential Institutional Liquidity Portfolio, Inc., MoneyMart Assets, Inc., Dryden Municipal Bond Fund, Dryden Municipal Series Fund, Dryden National Municipals Fund, Inc., Jennison Natural Resources Fund, Inc., Strategic Partners Real Estate Fund, Jennison Sector Funds, Inc., Dryden Short-Term Corporate Bond Fund, Inc., Jennison Small Company Fund, Inc., Dryden Tax-Free Money Fund, Dryden Tax-Managed Funds, Dryden Small-Cap Core Equity Fund, Inc., Dryden Total Return Bond Fund, Inc., Jennison 20/20 Focus Fund, Jennison U.S. Emerging Growth Fund, Inc., Jennison Value Fund, Prudential World Fund, Inc., Strategic Partners Asset Allocation Funds, Strategic Partners Mutual Funds, Inc., Strategic Partners Opportunity Funds, Strategic Partners Style Specific Funds, The Prudential Investment Portfolios, Inc., The Target Portfolio Trust, American Skandia Trust and The Prudential Series Fund.

PIMS is also distributor of the following unit investment trust Separate
Accounts: Prudential's Gibraltar Fund, Inc., The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, The Prudential Variable Contract Account-11, The Prudential Variable Contract Account-24, The Prudential Variable Contract GI-2, The Prudential Discovery Select Group Variable Contract Account, The Prudential Discovery Premier Group Variable Contract Account, The Pruco Life Flexible Premium Variable Annuity Account, The Pruco Life of New Jersey Flexible Premium Variable Annuity Account, The Prudential Individual Variable Contract Account and The Prudential Qualified Individual Variable Contract Account

(b) Information concerning the officers and directors of PIMS is set forth below.

                              POSITIONS AND OFFICES            POSITIONS AND OFFICES
     NAME (1)                   WITH UNDERWRITER                  WITH REGISTRANT
-------------------   --------------------------------------   ---------------------
Robert F. Gunia....   President                                None

Mark Hastings......   Senior Vice President & Chief            None
                      Compliance Officer

David Odenath......   Executive Vice President                 None
751 Broad Street
Newark, NJ 07102

Scott Sleyster.....   Executive Vice President                 None
280 Trumbull Street
Hartford, CT 06103

Stephen Pelletier..   Executive Vice President                 None

Bernard B. Winograd   Executive Vice President                 None

Edward P. Baird....   Executive Vice President                 None

Mark Salvacion.....   Senior Vice President, Secretary and     None
                      Chief Legal Officer

Michael J. McQuade    Senior Vice President, Comptroller and   None
                      Chief Financial Officer


Peter J. Boland....   Senior Vice President and Director of    None
                      Operations

--------
(I) The address of each person named is 100 Mulberry Street, Newark, New Jersey 07102 unless otherwise noted.

(c) Commissions received by PIMS during last fiscal year with respect to annuities issued through the registrant separate account.

                                               Net Underwriting
                                                Discounts and   Compensation on  Brokerage
Name of Principal Underwriter                    Commissions      Redemption    Commissions Compensation
-----------------------------                  ---------------- --------------- ----------- ------------
Prudential Investment Management Services, LLC   $111,101,992        $-0-          $-0-         $-0-

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books or other documents required to be maintained by Section 31
(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through The Prudential Insurance Company of America, 751 Broad Street, Newark, New Jersey 07102-3777.

ITEM 31. MANAGEMENT SERVICES

Summary of any contract not discussed in Part A or Part B of the registration statement under which management-related services are provided to the Registrant--Not Applicable.

ITEM 32. UNDERTAKINGS

(a) Registrant undertakes to file a post-effective amendment to this Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

(c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Restrictions on withdrawal under Section 403(b) contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the U.S. Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.

(e) Pruco Life Insurance Company hereby represents that the fees and charges deducted under the contracts described in this Registration Statement are in the aggregate reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Pruco Life Insurance Company.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this post-effective amendment to be signed on its behalf, on this 10th day of October, 2006.

THE PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                      (Registrant)

BY:     PRUCO LIFE INSURANCE COMPANY
                  (Depositor)

Attest: /s/ THOMAS C. CASTANO        /s/ SCOTT D. KAPLAN
        ---------------------------- -------------------
        THOMAS C. CASTANO            SCOTT D. KAPLAN
        SECRETARY                    PRESIDENT

                                  SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

                              SIGNATURE AND TITLE

                        *
            --------------------------
            JAMES J. AVERY JR.            Date: October 10, 2006
            VICE CHAIRMAN AND DIRECTOR

                    *
------------------------------------------
BERNARD J. JACOB                                *BY /s/ THOMAS C. CASTANO
DIRECTOR                                            ---------------------
                                                    THOMAS C. CASTANO
                    *                               (ATTORNEY-IN-FACT)
------------------------------------------
TUCKER I. MARR
VICE PRESIDENT AND CHIEF FINANCIAL OFFICER

                    *
------------------------------------------
SCOTT D. KAPLAN
PRESIDENT AND DIRECTOR

                    *
------------------------------------------
RONALD P. JOELSON
DIRECTOR

                    *
------------------------------------------
HELEN M. GALT
DIRECTOR

                    *
------------------------------------------
DAVID R. ODENATH, JR.
DIRECTOR

                                 EXHIBIT INDEX


(10) Written Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm

(14) (f) Powers of Attorney: Scott D. Kaplan, Tucker I. Marr